Common Stock and Stockholders' Equity - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based awards vesting period	3 years
Restricted shares to selected key personnel		2,602,973
Compensation expense related to the performance units	$ 9.3	$ 9.4	$ 7.2
Total fair value of the shares vested	7.1	7.4	5.2
Weighted-average grant-date fair value of shares granted (in usd per share)	$ 6.66	$ 4.77	$ 5.37
Non-vested restricted stock awards and restricted stock units (in shares)		3,407,354
Performance units under 2010 Long Term Incentive Plan (in shares)	1,541,395		1,558,347
Performance units forfeited (in shares)	204,062
Performance period - awards percentage	200.00%
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options	0
Performance Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense related to the performance units	3.9	1.8	0.5
Performance units under 2010 Long Term Incentive Plan (in shares)	16,574	18,000	38,429
Performance units forfeited (in shares)	110	13,358	3,955
Nominal value	$ 100
Performance at the maximum level	3 years
Nonvested RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested restricted stock awards and restricted stock units (in shares)	3,344,813
Total unrecognized compensation cost of unamortized non-vested stock awards	$ 7.7
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term	18 months
Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance units under 2010 Long Term Incentive Plan (in shares)			349,651
Chief Financial Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance units under 2010 Long Term Incentive Plan (in shares)		261,438
2010 Long-Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock granted	11,000,000
2010 Long-Term Incentive Plan [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option outstanding or exercisable (in shares)	3,915,594